Schedule of Investments
December 31, 2024 (unaudited)
Forester Value Fund

			Shares or Principal
Security Description			Amount ($)		Fair Value ($)(1)

Common Stocks - 70.51%

Communication Services - 2.24%
Verizon Communications, Inc.			1,640		65,584

Consumer Discretionary - 2.80%
Comcast Corp.			700		26,271
eBay, Inc.			900		55,755

					82,026

Consumer Staples - 12.77%
Altria Group, Inc.			1,200		62,748
Conagra Brands, Inc.			2,100		58,275
General Mills, Inc.			1,000		63,770
The Kraft Heinz Co.			1,700		52,207
The JM Smucker Co.			550		60,566
The Kroger Co.			1,250		76,438

					374,004

Energy - 6.92%
BP plc			900		26,604
Conocophillips			400		39,668
Diamondback Energy, Inc.			200		32,766
Energy Transfer LP			2,000		39,180
Exxon Mobil Corp.			600		64,542

					202,760

Financials - 12.07%
Allstate Corp. (2)			380		73,260
Aon plc (United Kingdom)			200		71,832
Chubb Ltd. (Switzerland)			250		69,075
The Travelers Cos., Inc.			280		67,449
US Bancorp, Inc.			1,500		71,745

					353,361

Health Care - 12.19%
Amgen, Inc.			200		52,128
Cardinal Health, Inc.			600		70,962
Cigna Corp. (2)			120		33,137
CVS Health Corp.			810		36,361
Johnson & Johnson			400		57,848
Teva Pharmaceutical Industries Ltd. ADR (2)			3,000		66,120
UnitedHealth Group, Inc.			80		40,469

					357,025

Industrials - 3.79%
The 3M Co.			370		47,763
Quanta Services, Inc.			200		63,210

					110,973

Information Technology - 4.89%
International Business Machines Corp.			200		43,966
Hewlett-Pakcard Co.			1,000		32,630
Oracle Corp.			400		66,656

					143,252

Materials - 6.34%
Agnico Eagle Mines, Ltd. (Canada)			1,130		88,377
Alamos Gold, Inc.			5,270		97,179

					185,556

Utilities - 6.49%
Dominion Energy, Inc.			1,300		70,018
Exelon Corp.			1,600		60,224
First Energy Corp.			1,500		59,670

					189,912

Total Common Stock			(Cost $ 1,231,629)		2,064,452

U.S. Government Obligations - 20.24%

U.S. Government Treasury Bill, 0.00%, 06/26/2025			300,000		293,984
U.S. Government Treasury Bill, 0.00%, 02/06/2025			300,000		298,769

Total U.S. Government Obligations			(Cost $ 587,339)		592,753

Money Market Registered Investment Companies - 6.72%

Morgan Stanley Institutional Liquidity Fund Treasury Portfolio, Institutional Class - 5.16% (4)			196,698		196,698

Total Money Market Registered Investment Companies			(Cost $ 196,698)		196,698

Total Investments - 99.20%			(Cost $ 2,077,528)		2,904,447

Other Assets Less Liabilities - .80%					23,645

Total Net Assets - 100.00%					2,928,093

Options - 1.73%

	Long (Short)		Notional Value of		Fair
	Contracts (5)	Expiration Date	Contracts ($) (6)		Value ($)
Put Options
S&P 500 Index, February 21, 2025, Put @5,600.00	12	2/21/2025	6,720,000		50,544
S&P 500 Index, January 17, 2025, Put @5,500.00	3	1/17/2025	1,680,000		1,617

Total Options	15		(Cost $ 49,807)		52,161

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund's assets carried at fair value:

			Investments in		Other Financial
Valuation Inputs			Securities		Instruments (9)
Level 1 - Quoted Prices			$2,904,447	$
Level 2 - Other Significant Observable Inputs			-		-
Level 3 - Significant Unobservable Inputs			-		-
Total			$2,904,447		$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(4) Variable rate security; the coupon rate shown represents the yield at December 31, 2024.
(6) The notional amount is calculated by multiplying outstanding contracts by the exercise price at December 31, 2024.